Total Debt - Short-term Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Short Term Debt [Line Items]
Short-term borrowings	$ 461,803	$ 331,590
Revolving overdraft facility dated 7/26/2013
Short Term Debt [Line Items]
Short-term borrowings	6,993	7,993
Trade credit facility dated 8/9/2013
Short Term Debt [Line Items]
Short-term borrowings	0	20,853
Revolving credit facility dated 11/16/2013
Short Term Debt [Line Items]
Short-term borrowings	0	65,120
Revolving credit facility dated 9/1/2013
Short Term Debt [Line Items]
Short-term borrowings	0	28,467
Revolving credit facility dated 5/10/2013
Short Term Debt [Line Items]
Short-term borrowings	0	109,871
Security agreement dated 8/22/2014
Short Term Debt [Line Items]
Short-term borrowings	136,500	99,286
Borrowing base facility agreement dated 9/19/2013
Short Term Debt [Line Items]
Short-term borrowings	$ 318,310	$ 0